Document and Entity Information	Dec. 22, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001055160
Document Type	8-K
Document Period End Date	Dec. 22, 2020
Entity Registrant Name	MFA FINANCIAL, INC.
Entity Incorporation State Country Code	MD
Entity File Number	1-13991
Entity Tax Identification Number	13-3974868
Entity Address, Address Line One	350 Park Avenue
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	207-6400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MFA
Security Exchange Name	NYSE
M 7.50 Series B Cumulative Redeemable Preferred Stock Par Value 0.01 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.50% Series B Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	MFA/PB
Security Exchange Name	NYSE
M 6.50 Series C Fixed To Floating Rate Cumulative Redeemable Preferred Stock Par Value 0.01 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.50% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	MFA/PC
Security Exchange Name	NYSE
Senior Note Due 2042 [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.00% Senior Notes due 2042
Trading Symbol	MFO
Security Exchange Name	NYSE